Note 7 - Goodwill	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Goodwill Disclosure [Text Block]
7.	Goodwill

	FirstService Residential	FirstService Brands	Consolidated

Balance, December 31, 2015	$167,449	$53,197	$220,646
Goodwill acquired during the year	5,696	38,959	44,655
Other items	18	169	187
Foreign exchange	510	168	678
Balance, December 31, 2016	173,673	92,493	266,166
Goodwill acquired during the year	13,358	16,032	29,390
Accumulated goodwill impairment loss	-	(6,150)	(6,150)
Other items	(32)	898	866
Foreign exchange	1,224	424	1,648
Balance, December 31, 2017	$188,223	$103,697	$291,920

A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired. On
August 1, 2017,
the Company determined that there was impairment in the Service America reporting unit within the FirstService Brands segment driven by weak performance. The fair value of the reporting unit was determined using a discounted cash flow model, which falls within level
3
of the fair value hierarchy and is based on management’s forecast and current trends. The amount of the impairment loss related to the reporting unit was
$3,752
(net of income taxes of
$2,398
).

No
other goodwill impairment triggers during the year were identified.